Note P - Summarized Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information [Text Block]
NOTE P – SUMMARIZED QUARTERLY INFORMATION (UNAUDITED)

A summary of selected quarterly financial information for 2010 and 2009 follows:

	2010 (unaudited)
	4th	3rd	2nd	1st
	Quarter	Quarter	Quarter	Quarter
Total interest income	$5,793	$5,559	$5,639	$5,651
Total interest expense	1,896	1,929	1,882	1,900
Net interest income	3,897	3,630	3,757	3,751
Provision for loan losses	8,237	6,143	1,094	1,531
Net interest income (loss) after provision	(4,340)	(2,513)	2,663	2,220
Noninterest income	43	26	23	38
Noninterest expense	3,548	2,990	2,477	2,042
Income (loss) before taxes	(7,845)	(5,477)	209	216
Income tax expense (benefit)	(3,324)	(1,809)	36	59
Net income (loss)	$(4,521)	$(3,668)	$173	$157

Basic earnings (loss) per common share	$(0.16)	$(0.23)	$0.03	$0.03
Diluted earnings (loss) per common share	$(0.16)	$(0.23)	$0.03	$0.03

	2009 (unaudited)
	4th	3rd	2nd	1st
	Quarter	Quarter	Quarter	Quarter
Total interest income	$5,650	$5,568	$5,389	$5,061
Total interest expense	2,021	2,283	2,336	2,650
Net interest income	3,629	3,285	3,053	2,411
Provision for loan losses	1,418	1,150	419	285
Net interest income after provision	2,211	2,135	2,634	2,126
Noninterest income (loss)	14	26	(335)	2
Noninterest expense	2,078	2,018	2,044	1,857
Income before taxes	147	143	255	271
Income tax expense	29	27	97	86
Net income	$118	$116	$158	$185

Basic earnings per common share	$0.02	$0.02	$0.03	$0.03
Diluted earnings per common share	$0.02	$0.02	$0.03	$0.03